                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-47976)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  SteinRoe Variable Investment Trust          Liberty Variable Investment Trust
  Liberty Asset Allocation1                   Liberty Equity4
  Liberty Federal Securities2
  Liberty Money Market3
  ------------------------------------------- -------------------------------------

 1 Pre 4/7/03 Galaxy VIP Asset Allocation,  2Pre 4/7/03 Galaxy VIP Quality Plus Bond,  3 Pre 4/7/03 Galaxy VIP Money Market
Portfolio,  4Pre 4/14/03 Galaxy VIP Equity Portfolio

Filer/Entity:              SteinRoe Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001047469-04-006562
Date of Filing:            03/04/04

Filer/Entity:              Liberty Variable Investment Trust
Registration No.:          811-07556
CIK No.:                   0000898445
Accession No.:             0001047469-04-006586
Date of Filing:            03/04/04

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel